CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common stock Subordinate Voting Shares	Common stock Multiple Voting Shares	Common stock Super Voting Shares	Common stock Charm City Medicus, LLC	Additional Paid In Capital Charm City Medicus, LLC	Additional Paid In Capital	Accumulated Deficit	Subordinate Voting Shares	Multiple Voting Shares	Super Voting Shares	Charm City Medicus, LLC	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 0	$ 0			$ 164,079,614	$ (101,733,044)					$ 62,346,570
Balance at the beginning (in shares) at Dec. 31, 2020	51,062,559	554,127	65,411
Conversion of MVS shares (in shares)	15,140,700	(151,407)
Shares issued					$ 1,367,590	1,385,239					$ 1,367,590	1,385,239
Shares issued (in shares)	1,050,000			1,459,803
Options exercised						1,209,605						1,209,605
Warrants exercised (in shares)	7,110,481
Warrants issued in financing activities						5,395,759						5,395,759
Stock-based compensation						4,991,615						4,991,615
Stock-based compensation (in shares)	1,185,293
Net Loss							(33,690,475)					(33,690,475)
Balance at the end at Dec. 31, 2021	$ 0	$ 0	$ 0			178,429,422	(135,423,519)					43,005,903
Balance at the end (in shares) at Dec. 31, 2021	81,298,228	402,720	65,411					86,721,030	348,642	65,411
Conversion of MVS shares (in shares)	2,813,400	(28,134)
Stock-based compensation						642,506						642,506
Net Loss							(14,566,782)					(14,566,782)
Balance at the end at Mar. 31, 2022						179,071,928	(149,990,301)					29,081,627
Balance at the end (in shares) at Mar. 31, 2022	84,111,628	374,586	65,411
Balance at the beginning at Dec. 31, 2021	$ 0	$ 0	$ 0			178,429,422	(135,423,519)					43,005,903
Balance at the beginning (in shares) at Dec. 31, 2021	81,298,228	402,720	65,411					86,721,030	348,642	65,411
Conversion of MVS shares (in shares)	5,407,800	(54,078)
Options exercised						7,201						7,201
Stock-based compensation						2,885,224						2,885,224
Net Loss							(42,457,444)					(42,457,444)
Balance at the end at Dec. 31, 2022	$ 0	$ 0	$ 0			181,321,847	(177,880,963)					3,440,884
Balance at the end (in shares) at Dec. 31, 2022	86,721,030	348,642	65,411					86,721,030	348,642	65,411
Stock-based compensation						1,675,594						1,675,594
Net Loss							(8,405,970)					(8,405,970)
Balance at the end at Mar. 31, 2023						184,219,278	$ (186,286,933)					(2,067,655)
Balance at the end (in shares) at Mar. 31, 2023	86,721,030	348,642	65,411					86,721,030	348,642	65,411
Obligation to issue shares						$ 1,221,837						$ 1,221,837